RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)	1 Months Ended						2 Months Ended	3 Months Ended		8 Months Ended	12 Months Ended			19 Months Ended
	Apr. 29, 2015	Mar. 24, 2015	Feb. 28, 2015	Feb. 24, 2015	Apr. 29, 2014	Apr. 16, 2014	Feb. 24, 2015	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2006	Feb. 23, 2015	Feb. 13, 2015
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues (in shares)											100,000			1,000,000
Related Party Transaction, Expenses from Transactions with Related Party								$ 75,000	$ 75,000		$ 300,000	$ 0
Debt Conversion, Converted Instrument, Shares Issued															422,500
Proceeds from Related Party Debt											$ 2,727,000
Percentage Of Outstanding Shares Of Voting Stock											50.00%
Conversion of Stock, Shares Converted											375,000
Common Stock [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Warrants or Options Issued												1,127,820
Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Shares Converted								2,227,911
Aggregate Loan of Family Members of George Schmitt [Member]
Related Party Transaction [Line Items]
Repayments of Related Party Debt								$ 100,000
Debt Conversion, Original Debt, Amount								$ 845,000
Debt Conversion, Converted Instrument, Warrants or Options Issued								422,500
Warrants Issued To Purchase Common Stock Exercise Price								$ 2.00
Aggregate Loan of Family Members of George Schmitt [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Shares Issued								53,095
Aggregate Loan of Family Members of George Schmitt [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Shares Issued								845,000
Other Related Party [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Shares Converted								59,150
Subsequent Event [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Shares Converted	1,195,000
MB Technology Holdings LLC [Member]
Related Party Transaction [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent										24.00%	24.00%
Stock Issued During Period, Shares, New Issues (in shares)				3,991,131
Related Party Transaction, Expenses from Transactions with Related Party					$ 25,000			$ 25,000
Debt Instrument, Convertible, Conversion Price				$ 0.44			$ 0.44
Repayments of Related Party Debt											$ 280,000
Due to Affiliate								264,000		$ 931,000	931,000
Proceeds from Related Party Debt								0
Payments for Fees											225,000
Due to Related Parties										75,000	$ 75,000
Distribution Fees							$ 700,000	$ 90,000		109,000
Deferred Compensation Arrangement with Individual, Cash Awards Granted, Percentage								3.00%			3.00%
Percentage Of Distribution Fees						3.00%
Percentage Of Outstanding Shares Of Voting Stock								32.09%
MB Technology Holdings LLC [Member] | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Due to Related Parties										809,000	$ 809,000
MB Technology Holdings LLC [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Distribution Fees			$ 700,000
Percentage Of Distribution Fees			3.00%
MB Technology Holdings LLC [Member] | Payroll [Member]
Related Party Transaction [Line Items]
Due to Related Parties										$ 50,000	50,000
Mooers Branton & Co [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party											0	$ 720,000	$ 80,000
Walnut Hill Telephone Company [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Other Revenues from Transactions with Related Party												179,000
Haxtun Telephone Company [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Other Revenues from Transactions with Related Party												$ 301,000
George Schmitt [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Other Revenues from Transactions with Related Party		$ 40,000						$ 245,000			$ 245,000
George Schmitt [Member] | Aggregate Loan of Family Members of George Schmitt [Member]
Related Party Transaction [Line Items]
Debt Conversion, Original Debt, Amount								$ 145,000
Family Members of George Schmitt [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Shares Converted								845,000
Family Members of George Schmitt [Member] | Aggregate Loan of Family Members of George Schmitt [Member]
Related Party Transaction [Line Items]
Debt Conversion, Original Debt, Amount								$ 700,000